ACQUISITIONS AND DISPOSITION - Summary of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2023	Nov. 16, 2023	Dec. 31, 2022	May 25, 2022
Liabilities assumed
Goodwill	$ 121		$ 121
Argo Group International Holdings
Assets acquired
Investments		$ 3,460
Cash and cash equivalents		713
Accrued investment income		17
Value of business acquired		176
Reinsurance funds withheld		20
Premiums due and other receivables		332
Ceded unearned premiums		388
Deferred tax assets		54
Reinsurance recoverables		2,982
Property and equipment		85
Intangible assets		186
Other assets		166
Total assets acquired		8,579
Liabilities assumed
Policy and contract claims		5,526
Unearned premium reserve		986
Subsidiary borrowings		369
Other liabilities		451
Total liabilities assumed		7,332
Less: Non-controlling interest		(137)
Net assets acquired		1,110
Deferred gain on bargain purchase		$ 51
American National
Assets acquired
Investments				$ 22,519
Cash and cash equivalents				1,021
Accrued investment income				101
Value of business acquired				555
Premiums due and other receivables				437
Ceded unearned premiums				45
Deferred tax assets				374
Reinsurance recoverables				410
Property and equipment				138
Intangible assets				51
Equity accounted investment				1,402
Investment properties				541
Other assets				296
Separate account assets				1,123
Total assets acquired				29,013
Liabilities assumed
Future policy benefits				5,304
Policyholders’ account balances				13,880
Policy and contract claims				1,706
Unearned premium reserve				1,073
Other policyholder funds				324
Notes payable				158
Other liabilities				449
Separate account liabilities				1,123
Total liabilities assumed				24,017
Less: Non-controlling interest				(10)
Net assets acquired				4,986
Goodwill				$ 121